united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22624

Arrow ETF Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 1/31

Date of reporting period: 10/31/18

Item 1. Schedule of Investments.

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2018
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 40.4%
	AUTO PARTS MANUFACTURING - 0.7%
470,000	Goodyear Tire & Rubber Co.	5.000	5/31/2026	$ 429,463

	CHEMICALS - 0.7%
470,000	Olin Corp.	5.000	2/1/2030	423,743

	CONSUMER FINANCE - 0.7%
450,000	Springleaf Finance Corp.	7.125	3/15/2026	427,219

	DESIGN, MANUFACTURING & DISTRIBUTION - 0.7%
445,000	Ingram Micro, Inc.	5.450	12/15/2024	434,344

	ENTERTAINMENT CONTENT - 0.7%
450,000	Viacom, Inc.	6.250	2/28/2057	432,130

	ENTERTAINMENT RESOURCES - 0.7%
450,000	Cedar Fair LP	5.375	4/15/2027	431,438

	EXPLORATION & PRODUCTION - 2.7%
450,000	Gulfport Energy Corp.	6.000	10/15/2024	423,000
475,000	PDC Energy, Inc.	5.750	5/15/2026	437,594
450,000	QEP Resources, Inc.	5.625	3/1/2026	425,250
450,000	Southwestern Energy Co.	6.200	1/23/2025	439,313
				1,725,157
	HARDWARE - 0.7%
475,000	Pitney Bowes, Inc.	3.875	10/1/2021	453,625

	HEALTH CARE FACILITIES & SERVICES - 0.7%
460,000	DaVita, Inc.	5.000	5/1/2025	436,425

	HOME & OFFICE PRODUCTS MANUFACTURING - 0.6%
453,000	Tempur Sealy International, Inc.	5.500	6/15/2026	416,760

	INDUSTRIAL OTHER - 0.6%
475,000	United Rentals North America, Inc.	4.875	1/15/2028	429,139

	INTEGRATED OILS - 0.7%
440,000	Petrobras Global Finance BV	6.250	3/17/2024	446,710

	OIL & GAS SERVICES & EQUIPMENT - 0.6%
410,000	Exterran Energy Solutions LP	8.125	5/1/2025	414,100

	PHARMACEUTICALS - 0.7%
542,000	Teva Pharmaceutical Finance Netherlands III BV	3.150	10/1/2026	442,462

	PIPELINE - 2.0%
440,000	Genesis Energy Finance Corp.	6.750	8/1/2022	444,400
449,000	NuStar Logistics LP	5.625	4/28/2027	431,040
454,000	Summit Midstream Holdings LLC	5.750	4/15/2025	436,975
				1,312,415
	POWER GENERATION - 0.7%
406,000	NRG Energy, Inc.	7.250	5/15/2026	433,405

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2018
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	REAL ESTATE - 0.6%
523,000	CBL & Associates LP	5.950	12/15/2026	$ 436,799

	REFINING & MARKETING - 1.3%
425,000	CVR Refining LLC	6.500	11/1/2022	429,781
427,000	PBF Holding Co LLC	7.000	11/15/2023	443,610
				873,391
	RETAIL - CONSUMER DISCRETIONARY - 2.6%
440,000	Asbury Automotive Group, Inc.	6.000	12/15/2024	434,500
445,000	Avis Budget Car Rental LLC	5.500	4/1/2023	434,431
450,000	Penske Automotive Group Inc.	5.500	5/15/2026	429,750
475,000	Sally Holdings LLC	5.625	12/1/2025	443,508
				1,742,189
	SOVEREIGN - 20.2%
400,000	Brazilian Government International Bond	10.125	5/15/2027	531,000
543,000	Brazilian Government International Bond	4.250	1/7/2025	524,869
290,000	Brazilian Government International Bond	4.875	1/22/2021	295,220
515,000	Brazilian Government International Bond	5.625	1/7/2041	475,989
430,000	Brazilian Government International Bond	6.000	4/7/2026	450,459
425,000	Chile Government International Bond	3.860	6/21/2047	385,581
399,000	Colombia Government International Bond	6.125	1/18/2041	432,320
365,000	Colombia Government International Bond	8.125	5/21/2024	430,974
428,000	Hungary Government International Bond	5.375	3/25/2024	454,707
332,000	Hungary Government International Bond	7.625	3/29/2041	452,113
300,000	Indonesia Government International Bond	2.950	1/11/2023	284,114
500,000	Indonesia Government International Bond	3.500	1/11/2028	450,948
700,000	Indonesia Government International Bond	4.350	1/11/2048	600,445
515,000	Israel Government International Bond	4.500	1/30/2043	515,915
377,000	Mexico Government International Bond	4.000	10/2/2023	373,145
575,000	Mexico Government International Bond	4.600	2/10/2048	500,621
467,000	Mexico Government International Bond	4.750	3/8/2044	415,168
349,000	Panama Government International Bond	7.125	1/29/2026	409,806
350,000	Panama Government International Bond	8.875	9/30/2027	462,875
410,000	Peruvian Government International Bond	5.625	11/18/2050	460,225
250,000	Republic of South Africa Government International Bond	5.500	3/9/2020	252,987
537,000	Republic of South Africa Government International Bond	6.250	3/8/2041	501,128
439,000	Republic of South Africa Government International Bond	4.665	1/17/2024	420,590
450,000	Republic of South Africa Government International Bond	4.875	4/14/2026	417,203
630,000	Republic of South Africa Government International Bond	5.000	10/12/2046	504,287
539,000	Turkey Government International Bond	3.250	3/23/2023	463,540
452,000	Turkey Government International Bond	5.625	3/30/2021	441,677
605,000	Turkey Government International Bond	6.000	1/14/2041	483,066
429,000	Turkey Government International Bond	7.000	3/11/2019	431,383
300,000	Turkey Government International Bond	7.500	11/7/2019	304,162
				13,126,517
	UTILITIES - 1.5%
456,000	AmeriGas Finance Corp.	5.750	5/20/2027	425,220
447,000	Suburban Energy Finance Corp.	5.500	6/1/2024	426,885
184,000	Talen Energy Supply LLC	7.000	10/15/2027	123,280
				975,385

	TOTAL BONDS & NOTES (Cost $27,080,569)			26,242,816

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2018
Shares		Value
	COMMON STOCKS - 39.7%
	AUTOMOTIVE - 0.7%
602,316	Nemak SAB de CV 144A	$ 436,323

	BANKING - 1.2%
23,430	National Australia Bank Ltd.	418,638
42,195	Nordea Bank AB	367,441
		786,079
	HOME & OFFICE PRODUCTS - 0.6%
34,446	Galliford Try PLC	384,677

	IRON & STEEL - 2.7%
259,777	Eregli Demir ve Celik Fabrikalari TAS	420,035
159,990	Fortescue Metals Group Ltd	453,572
17,852	Novolipetsk Steel PJSC - ADR	431,304
28,933	Severstal PJSC	453,316
		1,758,227
	MACHINERY - 0.6%
59,814	Turk Traktor ve Ziraat Makineleri AS	387,921

	METALS & MINING - 1.3%
292,823	Alrosa PJSC	444,980
26,044	MMC Norilsk Nickel PJSC- ADR	431,810
		876,790
	OIL, GAS & COAL - 2.1%
16,767	Bashneft PJSC	462,916
273,454	Indo Tambangraya Megah Tbk PT	447,887
37,851	Tatneft PJSC	451,633
		1,362,436
	REAL ESTATE INVESTMENT TRUSTS (REITS) - 19.4%
25,361	Apple Hospitality REIT, Inc.	410,087
47,118	Artis Real Estate Investment Trust	401,844
229,277	Ascendas Real Estate Investment Trust	417,229
69,210	Ashford Hospitality Trust, Inc.	356,431
37,713	Braemar Hotels & Resorts, Inc.	401,266
179,601	BWP Trust	440,431
101,562	CBL & Associates Properties, Inc.	335,155
140,905	Charter Hall Retail REIT	424,432
21,159	Chatham Lodging Trust	412,601
13,508	Chesapeake Lodging Trust	397,000
11,915	Eurocommercial Properties NV - ADR	441,460
337,245	Fibra Uno Administracion SA de CV	362,208
56,424	Franklin Street Properties Corp.	392,711
267,440	Growthpoint Properties Ltd.	410,227
28,389	H&R Real Estate	430,402
15,443	Hospitality Properties Trust	395,650
42,732	Independence Realty Trust, Inc.	423,474
26,597	Kimco Realty Corp.	427,946
26,892	Kite Realty Group Trust	425,969
12,796	LaSalle Hotel Properties	422,396
480,742	Mapletree Logistics Trust	420,059
26,553	Mercialys SA	389,612
46,263	Pennsylvania Real Estate Investment Trust	414,054
32,811	Ramco-Gershenson Properties Trust	435,730

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2018
Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (REITS) (continued) - 19.6%
617,724	Redefine Properties Ltd.	$ 401,183
13,842	Retail Value, Inc.*	387,714
19,752	RLJ Lodging Trust	383,979
25,509	Senior Housing Properties Trust	409,930
33,135	SITE Centers Corp.	411,868
59,580	Washington Prime Group, Inc.	381,312
12,297	Wereldhave NV	423,428
		12,587,788
	RETAIL - DISCRETIONARY - 0.7%
29,945	GameStop Corp.	437,197

	TELECOMMUNICATIONS - 4.3%
22,520	CenturyLink, Inc.	464,813
436,660	Rostelecom PJSC	464,956
22,070	SES SA	474,497
175,066	Spark New Zealand Ltd.	451,557
132,541	Telkom SA SOC Ltd.	481,559
201,618	Telstra Corp Ltd.	440,122
		2,777,504
	TRANSPORTATION & LOGISTICS - 0.8%
57,211	Seaspan Corp.	511,466

	UTILITIES - 5.3%
17,910	CEZ AS	426,273
2,107,846	China Power International Development Ltd.	416,762
99,033	Crius Energy Trust	475,841
122,082	EDP - Energias de Portugal SA	429,361
32,034	Engie SA	427,387
184,892,091	Federal Grid Co Unified Energy System PJSC	430,168
18,054	Fortum OYJ	380,381
11,785,809	Unipro PJSC	485,488
		3,471,661

	TOTAL COMMON STOCKS (Cost $28,818,641)	25,778,069

	MASTER LIMITED PARTNERSHIPS - 18.9%
	IRON & STEEL - 0.7%
31,294	SunCoke Energy Partners LP	433,109

	OIL, GAS & COAL - 14.0%
25,768	Alliance Resource Partners LP	494,488
81,947	American Midstream Partners LP	485,126
13,681	Buckeye Partners LP	448,874
13,505	Crestwood Equity Partners LP	455,253
27,365	CVR Refining LP	526,776
14,283	Delek Logistics Partners LP	451,343
31,374	Enable Midstream Partners LP	463,394
44,074	Enbridge Energy Partners LP	465,421
1	Energy Transfer LP	6
27,785	EnLink Midstream Partners LP	421,221
20,323	Genesis Energy LP	449,342
45,939	Martin Midstream Partners LP	626,149
1	Natural Resource Partners LP	33

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2018
Shares		Value
	OIL, GAS & COAL (continued) - 14.0%
45,398	NGL Energy Partners LP	$ 429,465
17,887	NuStar Energy LP	423,743
23,022	PBF Logistics LP	503,031
132,463	Seadrill Partners LLC	445,076
33,344	Summit Midstream Partners LP	534,504
17,982	Sunoco LP	491,628
30,635	USA Compression Partners LP	448,803
51,435	USD Partners LP	553,955
		9,117,631
	TRANSPORTATION & LOGISTICS - 2.3%
183,258	Capital Product Partners LP	505,792
37,271	Golar LNG Partners LP	525,894
23,447	KNOT Offshore Partners LP	479,960
		1,511,646
	UTILITIES - 1.9%
12,337	AmeriGas Partners LP	439,814
175,178	Ferrellgas Partners LP	276,781
21,787	Suburban Propane Partners LP	497,833
		1,214,428

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $12,967,552)	12,276,814

	TOTAL INVESTMENTS - 99.0% (Cost - $68,866,762)	$ 64,297,699
	OTHER ASSETS LESS LIABILITIES - 1.0%	659,823
	TOTAL NET ASSETS - 100.0%	$ 64,957,522

* Non Income Producing Security
ADR - American Depositary Receipt
LLC - Limited Liability Corporation
LP - Limited Partnership
LTD - Limited Company
NV - Naamloze Vennootschap
OYJ - Julkinen osakeyhtiö
PJSC - Public Joint-Stock Company
PLC - Public Limited Company
SA - Société Anonyme

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of October 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Bonds and Notes	$-	$26,242,816	$-	$26,242,816
Common Stocks	25,778,069	-	-	25,778,069
Master Limited Partnerships	12,276,814	-	-	12,276,814
Total	$38,054,883	$26,242,816	$-	$64,297,699

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$72,429,879	$2,509,627	$(10,641,807)	$(8,132,180)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow ETF Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/27/2018

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 12/27/2018